Note 6 - Capital Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]

Note 6 – Capital Transactions

Sale of Common Stock and Exercise of Warrants

On April 1, 2020, the Company entered into the Advisory Agreement with its brokers and effected a temporary decrease in the exercise price of the Company's outstanding warrants to $0.03-$.05 per share. On July 18, 2021, the Company entered into an amendment to the Advisory Agreement extending the temporary decrease through September 30, 2021 and agreed that each exercising warrant holder will receive an equal number of replacement warrants to purchase one share of the Company's common stock at $0.10 for three years. During the three months ended June 30, 2021,the Company received notice of the exercise of 2,088,667 warrants at $0.03 per share and received proceeds of $56,394, net of accrued brokerage fees of $6,266. As the result of the exercises, the Company recorded an inducement dividend of $163,016, which includes $62,660 related to the intrinsic value of the exercised warrants at the dates of exercise and $100,356 related to the Black-Scholes fair value of the 2,088,667 replacement warrants issued to the exercising investors.

Note 9 – Capital Transactions

Year Ended March 31, 2021

On April 1, 2020, the Company entered into the Advisory Agreement with its brokers and effected a temporary decrease in the exercise price of the Company's outstanding warrants to $0.03-$.05 per share. As a result of the price reduction, the Company received notice of the exercise of 35,798,809 warrants during the year ended  March 31, 2021, and received proceeds of $968,023, net of brokerage fees of $(107,373). The Company recorded inducement dividends totaling $1,591,080 as the difference between the reduced exercise price of the warrants and the stock price on the date of exercise.

During the year ended March 31, 2021, the Company granted 3,500,000 immediately vesting options to purchase one share of the Company's Common Stock at the price of $0.05 per share for a period of ten years, as compensation to a scientist and researcher for drafting and filing U.S. and international patents. The options were valued at $168,000 using the Black-Scholes model.

During the year ended March 31, 2021, the Company issued a total of 788,000 warrants to convertible note holders with a term of three years and an exercise price of $0.10 per share in exchange for a three-year extension of notes having an aggregate principal balance of $197,000 (Note 6). Using the Black-Scholes model, the Company valued the warrants at $13,396.

On November 16, 2020, the Company entered into a Severance Agreement with Leslie Bocskor, a former member of the Company's board of directors, and re-priced 450,000 options held by the director to that day's closing share price of $0.03. The term of the options was extended to November 16, 2025, from June 1, 2023. Using the Black-Scholes Model, the Company valued the options at $4,950 immediately prior to the modification and at $11,250 immediately after the modification, and the Company recorded share-based compensation expense of $6,300.

On December 7, 2020, the board of directors approved the issuance of warrants to purchase a total of 3,500,000 shares of the Company's common stock at $0.04 per share for a term of ten years to current employees and directors. The Company valued the warrants at $133,000 using the Black-Scholes Model and recorded share-based compensation expense of $133,000 related to the warrants.

On December 15, 2020, the board of directors approved the issuance of options to purchase a total of 3,250,000 shares of the Company's common stock at $0.05 per share for a term of ten years to current employees and directors. The options vest one-third upon grant, one-third after one year of service, and one-third after two years of service. The Company valued the options at $156,000 using the Black-Scholes Model and recorded share-based compensation expense of $62,000 related to the options for the year ended March 31, 2021. Remaining unrecognized compensation cost related to the options was $78,000 at March 31, 2021.

On December 15, 2020, the board of directors approved the re-pricing of 6,050,000 options held by current employees to an exercise price of $0.05, the closing stock price on that date. All of the options subject to the modification were fully vested. Using the Black-Scholes Model, the Company valued the options at $199,600 immediately prior to the modification and at $250,650 immediately after the modification, and the Company recorded share-based compensation expense of $51,050.

On January 2, 2021, the board of directors approved the re-pricing and extension of 9,424,613 outstanding compensation warrants issued to the Company's brokers. The exercise price of the warrants was reduced to $0.01, and the warrants were extended to the expiration date of January 2, 2024. Prior to the extension and re-pricing, the warrants had expiration dates ranging from December 11, 2020 through October 1, 2023, and had exercise prices ranging from $0.25 to $1.00. The company valued the modified warrants at $367,196 using the Black-Scholes model. The Black-Scholes value of the warrants immediately prior to the modification was $135,861, and the Company recorded compensation expense of $231,335.

During the quarter ended March 31, 2021, the Company received notice of the conversion of $160,000 total principal balance of the note payable to CSW Ventures, L.P. at $0.04 per share and issued 4,000,000 shares of common stock to the note holder (Note 6).

On February 8, 2021, the board of directors approved the issuance of 42,705,809 replacement warrants to investors who had exercised warrants at prices that were near or at-the-money beginning in December of 2019 in order to provide working capital to the Company. The replacement warrants expire three years from the date of the initial warrant exercise and have a strike price of $0.10 per share. The Company valued the warrants at $1,182,920 using the Black-Scholes model and recorded the value of the warrants as an inducement dividend.

At March 31, 2021, there were 85,843,036 warrants at exercise prices ranging from $0.01 to $0.90 per share outstanding, exclusive of  warrants held by employees. At the same date, 17,733,334 employee options and warrants with a weighted average exercise price of $0.11 were outstanding, and 5,883,000 nonemployee options with a weighted average exercise price of $0.14 remain outstanding.

Year Ended March 31, 2020

Stock Issued for Debt Conversions

During the year ended March 31, 2020, the Company issued a total of 7,583,333 shares of common stock for the conversion of notes payable:

On May 28, 2019, the Company received notice from CSW Ventures, L.P. of the conversion of a total of $170,000 of the principal balance of the 8% Senior Secured Promissory Note dated February 28, 2019 (See Note 6). Accordingly, the Company issued 1,000,000 shares of its common stock based on a $0.17 per share conversion price. In connection with the conversions, $17,225 in unamortized discount was recorded as interest expense and the Company has reduced the carrying amount of convertible notes payable by $152,775.

On August 1, 2019, the Company received notice from CSW Ventures, L.P. of the conversion of a total of $110,000 of the principal balance of the Amended CSW Note at $0.11 per share. Accordingly, the Company issued 1,000,000 shares of its common stock. In connection with the conversions, $9,579 in unamortized discount was recorded as interest expense and the Company has reduced the carrying amount of convertible notes payable by $100,421. After conversion, the remaining balance outstanding was $1,361,863.

On December 16, 2019, the Company received notice from CSW Ventures, L.P. of the conversion of a total of $120,000 of the principal balance of the Amended CSW Note at $0.04 per share and we issued 3,000,000 shares of common stock. In connection with the conversions, $57,551 in unamortized discount was recorded as interest expense and the Company has reduced the carrying amount of convertible notes payable by $62,449. After conversion, the remaining balance outstanding was $1,271,863 and the carrrying amount of the note was $687,021, net of $584,842 in unamortized discount from the beneficial conversion feature.

During the year ended March 31, 2020, the Company has honored the conversion of a total of a total of $125,000 of debt owed under the Iliad Note at reduced conversion rates. On October 30, 2019, the Company received notice of the conversion of $75,000 at $0.06 per share and issued 1,250,000 shares of its common stock. The fair value of the shares issued exceeded the fair value of the shares issuable under the original terms of the Note by $64,706, and the Company recorded an expense in that amount. On November 18, 2019, the Company received notice of the conversion of $50,000 of the note balance at $0.0375 per share and issued 1,333,333 shares of its common stock. The fair value of the shares issued exceeded the fair value of the shares issuable under the original terms of the Note by $62,353, and the Company recorded an expense in that amount. In total, the Company recorded $127,059 in noncash expense for the two conversions of the Iliad note at below contractual conversion rates for the year ended March 31, 2020.

Exercise of Warrants for Stock

During the year ended March 31, 2020, the Company issued 17,563,000 shares of common stock for exercises of warrants:

In order to encourage the exercise of approximately 70.5 million warrants issued to investors in private placements of convertible notes and common stock having exercise prices ranging between $0.65 and $0.30, the Company effected a temporary decrease in the exercise price of the warrants to $0.10 per share until July 11, 2019. On July 12, 2019, the Company extended the repricing of the warrants through August 30, 2019, and on July 31, 2019, the Company extended the repricing of the warrants to December 31, 2019. As a result of the price reduction, the Company received notice of the exercise of 9,449,750 warrants and received proceeds of $850,478, net of brokerage fees of $94,498. In connection with the induced exercise of the warrants, the Company recorded an inducement dividend of $230,025.

In order to encourage the further exercise of the warrants, the Company effected a temporary decrease in the exercise price of the warrants to $0.03-$.05 per share beginning in December 2019. As a result of the price reduction, the Company received notice of the exercise of an additional 8,113,250 warrants and received proceeds of $307,249, net of brokerage fees of $22,566. In connection with the induced exercise of the warrants, the Company recorded an inducement dividend of $32,215.

Issuance of Stock for Services

During the year ended March 31, 2020, the Company issued 2,100,000 shares of common stock for consulting services and recorded related expense of $214,000 based on the fair value of the stock on the date of the related consulting agreements.

Warrants Outstanding

Presented below is a summary of the Company’s warrant activity, exclusive of warrants held by employees (see Note 10), for the years ended March 31, 2021 and 2020:

	Warrants Outstanding
	Number of Shares	Exercise Price

Outstanding at March 31, 2019	99,790,989
Warrants issued	7,622,780	$0.30
Warrants exercised	(17,563,000)	0.03550.1010
Warrants expired/cancelled	(5,312,608)	0.5002.0000
Outstanding at March 31, 2020	84,538,161
Warrants issued	43,493,809	$0.10
Warrants exercised	(35,798,809)	0.03000.03535
Warrants expired/cancelled	(6,390,125)	0.6000.9090
Outstanding at March 31, 2021	85,843,036